LOANS - Restructured Loans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) loans d	Dec. 31, 2015 USD ($) loans	Dec. 31, 2014 USD ($) loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Extended Maturities	$ 2,571	$ 12,883	$ 6,961
Adjusted Interest Rates	0	0	299
Combined Rate And Maturity	3,046	1,244	991
Forebearance Agreements	88	260	373
Other	3,507	13,846	2,150
Total	$ 9,212	$ 28,233	$ 10,774
Number of Restructured Loans | loans	247	271	262
Restructured loans, Number of Loans | loans	47	96	115
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 9,616	$ 33,532	$ 14,308
Restructured loans, Period End Balance	$ 9,212	$ 28,233	$ 10,774
Restructured loans with payment default within 12 months of modification, Number of Loans | loans	4	10	9
Restructured loans with payment default within 12 months of modification, Period End Balance			$ 400
Total restructured loans	$ 35,400	$ 38,200	28,200
Restructured Loans, Accrual Status	30,240	28,876	15,928
Restructured Loans, Nonaccrual Status	5,100	9,300	12,300
Restructured Loans, Allowance for Loan and Lease Losses Included in Reserves	1,900	6,300	3,700
Accruing TDRs performing in accordance with restructured terms for more than one year	$ 22,600	$ 10,300	$ 10,500
Restructured loans performance threshold (days) | d	90
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	18	33	24
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 3,402	$ 9,035	$ 5,282
Restructured loans, Period End Balance	$ 3,508	$ 8,203	$ 4,256
Construction real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	0	0	0
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 0	$ 0	$ 0
Restructured loans, Period End Balance	$ 0	$ 0	$ 0
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	16	18	16
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 5,200	$ 20,249	$ 5,235
Restructured loans, Period End Balance	$ 4,752	$ 16,474	$ 3,937
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	5	10	31
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 840	$ 1,292	$ 1,767
Restructured loans, Period End Balance	$ 787	$ 1,238	$ 1,516
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	5	25	36
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 165	$ 2,859	$ 1,977
Restructured loans, Period End Balance	$ 156	$ 2,221	$ 1,036
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	3	10	8
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 9	$ 97	$ 47
Restructured loans, Period End Balance	$ 9	$ 97	$ 29